SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Contract with customer, asset	$ 13,475,000		$ 13,475,000
Impairment of intangible assets, finite-lived	0	$ 0	0	$ 0
Capitalized computer software, additions	645,683
Amortization expense				239,934
Property and equipment, gross	944,812		944,812		$ 1,342,514
Carrying value of long lived assets held	266,777		266,777		802,557	[1]
Deferred financing costs					1,427,729
Allowance for account receivables					20,000		25,000
Impairment of long lived assets					0		0
Capitalized internal-use software costs					569,923
Capitalized internal-use software amortization costs					0
Capitalized internal-use software impairment costs					0
Short term lease expense					186,202		$ 19,000
KOREA, REPUBLIC OF
Property, Plant and Equipment [Line Items]
Carrying value of long lived assets held					1,012,291
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Amortization expense	16,364		16,364
Tangible asset impairment charges	0	$ 0	0	$ 0
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 150,421		$ 150,421		$ 569,923
Minimum [Member] | Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years		3 years
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Minimum [Member] | Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Useful life					5 years
Maximum [Member] | Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years		10 years
Maximum [Member] | Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Useful life					10 years
In Process Research and Development [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Trade Accounts Receivable [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable, allowance for credit loss, current	$ 50,000		$ 50,000		$ 20,000

[1]	Derived from audited information